Loss per share - Schedule of Anti-dilutive Shares (Details) - shares shares in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Earnings per share [line items]
Anti-dilutive shares (in shares)	35.9	36.5	5.3
Stock options
Earnings per share [line items]
Anti-dilutive shares (in shares)	4.5	5.3	5.3
Warrants
Earnings per share [line items]
Anti-dilutive shares (in shares)		23.0	0.0
Convertible debt
Earnings per share [line items]
Anti-dilutive shares (in shares)	29.4	7.5	0.0
Restricted share units
Earnings per share [line items]
Anti-dilutive shares (in shares)	2.0	0.7	0.0